Loss Per Share - Schedule of Potentially Dilutive Securities (Details) - shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Earnings per share [abstract]
Share options issued and outstanding	4,870,628	4,307,447
Earnout options	217,998	280,185
Share and earnout options issued and outstanding	5,088,626	4,587,632
Restricted stock units subject to future vesting	1,016,229	466,908
Restricted stock subject to repurchase		24,523
Earnout shares	948,549	3,793,995
Public warrants	2,006,301	4,102,397
Private warrants	151,699	151,699
Blackrock warrants	43,321	43,321
Total	9,254,725	13,170,475